SECURITIES
                        AND EXCHANGE COMMISSION
                         Washington, DC 20549

                   Rule 23c-2 Notice of Intention to
                           Redeem Securities

                                  of

                      Putnam Dividend Income Fund
                        One Post Office Square
                           Boston, MA 02109

                               under the

                    Investment Company Act of 1940

                                    Investment Company Act File No. 811-5852

  (1)   Title of the class of securities to be called or redeemed:

  Money Market Cumulative Preferred Shares. No par value, liquidation preference $100,000 per share (the Preferred
  Shares ).

  (2)   Date on which the securities are to be called or redeemed:
  July 21, 1997

  The Preferred Shares will be called for redemption pursuant to a notice mailed to each holder of Preferred Shares to be redeemed on or about June 13, 1997. On July 18, 1997 Putnam Dividend Income Fund (the Company ) will deposit with the Auction Agent for the Preferred Shares the redemption payment for the Preferred Shares along with irrevocable instructions and authority to pay the redemption price to the holders of such Preferred Shares. Payment to the holders of the Preferred Shares will occur on July 21, 1997. Pursuant to the terms of Article 12 of the By-Laws of the Company creating the Preferred Shares (the By-Laws ), on the date of the irrevocable deposit of the redemption payment with the Auction Agent the Preferred Shares relating to such deposit will no longer be deemed outstanding.


  (3) Applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

  The Preferred Shares are to be redeemed in accordance with
  Article 12, Section 12.4 of the By-Laws which document is filed as Exhibit 1 to this notice and is incorporated herein by reference.

  (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

  The Company will redeem all 600 outstanding Preferred Shares.

  The Preferred Shares will be redeemed in accordance with Article 12 of the By-Laws


    Exhibit:   By-Laws of Putnam Dividend Income Fund.
                              Signature

   Pursuant to the requirements of Rule 23c-2, Putnam Dividend Income Fund has duly caused this Notice of Intention to Redeem Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereunto duly authorized in the city of Boston and the Commonwealth of Massachusetts on this 10th day of June, 1997.


  PUTNAM DIVIDEND INCOME FUND
  /s/ Gordon H. Silver

  By:________________________
       Name:  Gordon H. Silver
       Title: Vice President











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